UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-07

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-11-08

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              31

Form 13F Information Table Value Total:                          633,787
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108      23,650   201,344SH   SOLE       N/A       163,978  0      37,366
Allied Cap Corp New            Com     01903Q108      18,128   843,177SH   SOLE       N/A       666,888  0     176,289
American Capital Strategies    Com     024937104      27,165   824,193SH   SOLE       N/A       665,743  0     158,450
Ambac Finl Group Inc           Com     023139108      14,944   579,896SH   SOLE       N/A       471,461  0     108,435
American Intl Group Inc        Com     026874107         470     8,060SH   SOLE       N/A         7,420  0         640
Berkshire Hathaway Inc Del     Cl B    084670207      30,822     6,508SH   SOLE       N/A         5,284  0       1,224
Barrett Bill Corp              Com     06846N104      24,491   584,932SH   SOLE       N/A       484,007  0     100,925
BT Group PLC                   Adr     05577E101      21,143   392,120SH   SOLE       N/A       320,410  0      71,710
Canadian Natl Ry Co            Com     136375102      20,436   435,447SH   SOLE       N/A       352,487  0      82,960
Fidelity National Financial    Cl A    31620R105      19,256 1,318,005SH   SOLE       N/A      1,083,14  0     234,862
Fidelity Natl Information S    Com     31620M106      22,204   533,874SH   SOLE       N/A       444,552  0      89,322
General Growth Pptys Inc       Com     370021107      16,124   391,561SH   SOLE       N/A       335,291  0      56,270
Gladstone Capital Corp         Com     376535100       1,082    63,593SH   SOLE       N/A        56,973  0       6,620
Gladstone Coml Corp            Com     376536108         643    36,675SH   SOLE       N/A        33,725  0       2,950
HCC Ins Hldgs Inc              Com     404132102      35,547 1,239,437SH   SOLE       N/A      1,015,89  0     223,543
Helmerich & Payne Inc          Com     423452101      20,489   511,321SH   SOLE       N/A       412,691  0      98,630
iStar Finl Inc                 Com     45031U101      18,659   716,288SH   SOLE       N/A       596,488  0     119,800
JP Morgan Chase & Co           Com     46625H100      32,740   750,065SH   SOLE       N/A       619,470  0     130,595
Kimco Realty Corp              Com     49446R109      26,124   717,694SH   SOLE       N/A       580,218  0     137,476
Level 3 Communications Inc     Com     52729N100      18,830 6,194,208SH   SOLE       N/A      4,968,80  0   1,225,400
MBIA Inc                       Com     55262C100      10,893   584,707SH   SOLE       N/A       476,233  0     108,474
Nabors Industries Ltd          Shs     G6359F103      32,526 1,187,517SH   SOLE       N/A       966,183  0     221,334
NCI Building Sys Inc           Com     628852105       8,070   280,305SH   SOLE       N/A       205,007  0      75,298
Nucor Corp                     Com     670346105      37,051   625,657SH   SOLE       N/A       516,947  0     108,710
Radian Group Inc               Com     750236101       7,074   605,680SH   SOLE       N/A       494,220  0     111,460
Suncor Energy Inc              Com     867229106      29,487   271,191SH   SOLE       N/A       220,996  0      50,195
TEVA Pharmaceutical Inds Lt    Adr     881624209      25,732   553,625SH   SOLE       N/A       448,925  0     104,700
Triad Gty Inc                  Com     895925105       6,261   638,887SH   SOLE       N/A       520,209  0     118,678
Wal Mart Stores Inc            Com     931142103      21,012   442,075SH   SOLE       N/A       362,695  0      79,380
Wellpoint Inc                  Com     94973V107      26,992   307,670SH   SOLE       N/A       249,680  0      57,990
Wells Fargo & Co New           Com     949746101      35,742 1,183,899SH   SOLE       N/A       958,519  0     225,380

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